Leases (Details) - Schedule of Lease Cost Included in General and Administrative Expense in the Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating leases
Operating lease cost	$ 198	$ 132	$ 392	$ 264
Variable lease cost	133	49	192	93
Total rent expense	$ 331	$ 181	$ 584	$ 357